Average Annual Total Returns{- Value Strategies Portfolio} - 02.28 VIP Value Strategies Portfolio Investor PRO-09 - Value Strategies Portfolio	VIP Value Strategies Portfolio-Investor VIP Return Before Taxes Past 1 year	VIP Value Strategies Portfolio-Investor VIP Return Before Taxes Past 5 years	VIP Value Strategies Portfolio-Investor VIP Return Before Taxes Past 10 years	RS013 Past 1 year	RS013 Past 5 years	RS013 Past 10 years
Total	8.26%	9.44%	9.39%	4.96%	9.73%	10.49%